Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Prepaid expenses and other current assets	$ 4,078	$ 1,514
Amount due from related parties	33,647	38,405
Total current assets	37,725	39,919
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(7,391)	(18,166)
Total non-current assets	(7,391)	(18,166)
Total assets	30,334	21,753
Current liabilities
Accrued expenses and other payables	14,634	14,658
Total current liabilities	14,634	14,658
Total liabilities	14,634	14,658
Shareholders’ (deficit) equity
Additional paid-in capital	345,338	310,267
Accumulated deficit	(331,539)	(305,073)
Statutory reserve	1,901	1,901
Total shareholders’ equity (deficit)	15,700	7,095
Total liabilities and shareholders’ equity	$ 30,334	$ 21,753